PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2010
Cost:
Computer equipment	$584	$568
Office furniture and laboratory equipment	1,336	1,760
Leasehold improvements	384	384

	2,304	2,712
Accumulated depreciation:
Computer equipment	497	468
Office furniture and laboratory equipment	920	919
Leasehold improvements	295	147

	1,712	1,534

Depreciated cost	$592	$1,178

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 were $458, $415 and $344, respectively. Those expenses include depreciation expenses of capital lease equipment for the years ended December 31, 2011, 2010 and 2009 of $52, $88 and $88, respectively